Concentrations (Tables)	12 Months Ended
Sep. 30, 2025
Concentrations [Abstract]
Schedule of Concentrations of Credit Risk

The following table sets forth information as to each customer that accounted for 10% or more of total accounts receivable as of September 30, 2024 and 2025.

	As of September 30,
	2024		2025
Customer	Amount	% of Total	Amount	% of Total
A	$2,850,542	37%	$2,774,919	24%
B	2,484,807	32%	2,727,840	24%
C	*	*	2,457,178	21%
D	*	*	2,000,910	17%
E	948,763	12%	*	*
Total	$6,284,112	81%	$9,960,847	86%

*	The percentage is below 10%

The following table sets forth information as to each customer that accounted for 10% or more of total advances from customers as of September 30, 2024 and 2025.

	As of September 30,
	2024			2025
Customer	Amount		% of Total	Amount	% of Total
F	$	*	*	$73,873	46%
G		18,525	13	*	*
H		15,946	11%	*	*
Total		$34,471	24%	$73,873	46%

*	The percentage is below 10%

The following table sets forth information as to each customer that accounted for 10% or more of total revenues for the years ended September 30, 2023, 2024 and 2025.

	Year Ended September 30,
	2023		2024		2025
Customer	Amount	% of Total	Amount	% of Total	Amount	% of Total
B	$4,216,099	46%	$6,467,334	35%	$5,672,019	28%
C	*	*	2,356,151	13%	5,039,935	25%
A	1,343,552	15%	4,541,215	25%	3,678,219	18%
D	*	*	*	*	2,257,601	11%
I	2,148,896	23%	1,842,882	10%	*	*
Total	$7,708,547	84%	$15,207,582	83%	$16,647,774	82%

*	The percentage is below 10%

The following table sets forth information as to each supplier that accounted for 10% or more of total accounts payable as of September 30, 2024 and 2025.

	As of September 30,
	2024			2025
Supplier	Amount		% of Total	Amount	% of Total
A	$	*	*	$121,432	43%
B		48,903	26%	48,206	17%
C		44,630	23%	*	*
D		33,275	17%	*	*
Total		$126,808	66%	$169,638	60%

*	The percentage is below 10%

The following table sets forth information as to each third party that accounted for 10% or more of total advances to suppliers as of September 30, 2024 and 2025.

	As of September 30,
	2024			2025
Supplier	Amount		% of Total	Amount	% of Total
E	$	*	*	$2,250,346	24%
F		*	*	1,506,456	16%
G		1,644,050	10%	1,429,760	15%
H		4,209,185	25%	1,350,234	15%
I		*	*	1,316,705	14%
J		*	*	1,263,047	14%
K		5,479,056	32%	*	*
L		3,938,938	23%	*	*
Total		$15,271,229	90%	$9,116,548	98%

*	The percentage is below 10%

The following table sets forth information as to each supplier that accounted for 10% or more of total purchases for the years ended September 30, 2023, 2024 and 2025.

	Year Ended September 30,
	2023			2024		2025
Customer	Amount		% of Total	Amount	% of Total	Amount	% of Total
H	$	*	*	$3,753,908	23%	$4,411,512	23%
F		*	*	*	*	3,940,307	21%
E		*	*	*	*	3,175,210	17%
G		*	*	*	*	3,132,792	16%
L		*	*	4,320,180	27%	*	*
K		2,526,308	30%	4,112,854	25%	*	*
M		1,884,765	22%	2,099,064	13%	*	*
Total		$4,411,073	52%	$14,286,006	88%	$14,659,821	77%

*	The percentage is below 10%